Lease Liability	12 Months Ended
Dec. 31, 2025
Lease Liability
Lease Liability

8.Lease Liability

2025
$
December 31, 2024	—
Additions	77,684
Payments	(24,101)
Interest accretion	2,396
December 31, 2025	55,978

Current	39,018
Non-current	16,960

The Company entered into a two-year lease for office space effective June 1, 2025.